FINANCIAL INSTRUMENTS (Details 24) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 107,336
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 6,665
Proportion of guarantee	6.20%
Standby [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 19,489
Proportion of guarantee	18.20%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 72,975
Proportion of guarantee	68.00%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 3,046
Proportion of guarantee	2.80%
Mortgages [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,433
Proportion of guarantee	1.30%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 632
Proportion of guarantee	0.60%
Loan agreement [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 3,097
Proportion of guarantee	2.90%